Exhibit 99.1

World Omni Auto Receivables Trust 2011-B

Monthly Servicer Certificate

May 31, 2013

Dates Covered
Collections Period	05/01/13 -05/31/13
Interest Accrual Period	05/15/13 -06/16/13
30/360 Days	30
Actual/360 Days	33
Distribution Date	06/17/13

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/13	366,029,257.51	23,807
Yield Supplement Overcollateralization Amount at 04/30/13	8,702,391.57	0

Receivables Balance at 04/30/13	374,731,649.08	23,807
Principal Payments	17,695,111.97	803
Defaulted Receivables	469,383.15	23
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/13	8,093,509.12	0

Pool Balance at 05/31/13	348,473,644.84	22,981

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	747,078,780.66	40,924
Delinquent Receivables:
Past Due 31-60 days	5,488,264.35	402
Past Due 61-90 days	1,095,607.19	78
Past Due 91 + days	278,063.42	21

Total	6,861,934.96	501

Total 31+ Delinquent as % Ending Pool Balance	1.97%

Recoveries	408,879.31

Aggregate Net Losses/(Gains) - May 2013	60,503.84

Overcollateralization Target Amount	18,294,866.35
Actual Overcollateralization	18,294,866.35

Weighted Average APR	4.02%
Weighted Average APR, Yield Adjusted	5.52%
Weighted Average Remaining Term	43.59

Flow of Funds	$ Amount
Collections	19,286,290.30
Advances	2,130.30
Investment Earnings on Cash Accounts	2,528.15
Servicing Fee	(312,276.37)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	18,978,672.38

Distributions of Available Funds
(1) Class A Interest	289,084.51
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	31,668.45
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	16,633,943.00
(7) Distribution to Certificateholders	2,023,976.42
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	18,978,672.38

Servicing Fee	312,276.37
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	685,531,000.00
Original Class B	19,193,000.00

Total Class A & B
Note Balance @ 05/15/13	346,812,721.49
Principal Paid	16,633,943.00
Note Balance @ 06/17/13	330,178,778.49

Class A-1
Note Balance @ 05/15/13	0.00
Principal Paid	0.00
Note Balance @ 06/17/13	0.00
Note Factor @ 06/17/13	0.0000000%

Class A-2
Note Balance @ 05/15/13	0.00
Principal Paid	0.00
Note Balance @ 06/17/13	0.00
Note Factor @ 06/17/13	0.0000000%

Class A-3
Note Balance @ 05/15/13	240,088,721.49
Principal Paid	16,633,943.00
Note Balance @ 06/17/13	223,454,778.49
Note Factor @ 06/17/13	91.9566990%

Class A-4
Note Balance @ 05/15/13	87,531,000.00
Principal Paid	0.00
Note Balance @ 06/17/13	87,531,000.00
Note Factor @ 06/17/13	100.0000000%

Class B
Note Balance @ 05/15/13	19,193,000.00
Principal Paid	0.00
Note Balance @ 06/17/13	19,193,000.00
Note Factor @ 06/17/13	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	320,752.96
Total Principal Paid	16,633,943.00

Total Paid	16,954,695.96

Class A-1
Coupon	0.41126%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.65000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.96000%
Interest Paid	192,070.98
Principal Paid	16,633,943.00

Total Paid to A-3 Holders	16,826,013.98

Class A-4
Coupon	1.33000%
Interest Paid	97,013.53
Principal Paid	0.00

Total Paid to A-4 Holders	97,013.53

Class B
Coupon	1.98000%
Interest Paid	31,668.45
Principal Paid	0.00

Total Paid to B Holders	31,668.45

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4551469
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.6034859

Total Distribution Amount	24.0586328

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.7904156
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	68.4524403

Total A-3 Distribution Amount	69.2428559

A-4 Interest Distribution Amount	1.1083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.1083334

B Interest Distribution Amount	1.6500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.6500000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 04/30/13	54,655.78
Balance as of 05/31/13	56,786.08
Change	2,130.30

Reserve Account
Balance as of 05/15/13	1,810,700.07
Investment Earnings	230.67
Investment Earnings Paid	(230.67)
Deposit/(Withdrawal)	—
Balance as of 06/17/13	1,810,700.07
Change	—

Required Reserve Amount	1,810,700.07